Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Comprehensive Income [Abstract]
Net loss from continuing operations	$ (201,903)	$ (211,609)
Foreign currency translation gain (loss)	26,927	(12,838)
Net comprehensive loss from continuing operations	(174,976)	(224,447)
Net comprehensive loss from discontinued operations	(26,250)	(10,398)
Net comprehensive loss	(201,226)	(234,845)
Less: Net comprehensive income (loss) attributable to non-controlling interest	11,572	(11,217)
Net comprehensive loss attributable to Curaleaf Holdings, Inc.	$ (212,798)	$ (223,628)